SIGNIFICANT AND CRITICAL ACCOUNTING POLICIES AND PRACTICES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Fair value of derivative liabilities					$ (0)	$ 3,156,582
Anti-dilutive shares					0
Fair value of derivative liabilities						2,404,981	$ 2,099,025
Depreciation expense	$ 1,880	$ (0)
Property and equipment	35,002				$ (0)
Deferred Revenue	857,326				$ 74,225	$ 74,225
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciating office equipment	200
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Depreciating office equipment	$ 1,000
Stage It Corp [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive shares						0
Revenue recognition, description			Stage It retains 20% of the revenue as an agent and the artist receives 80% of the revenue as the performer, however there are occasions when the profit split has different ratios. Revenue is recognized once a show is complete and the performance obligation to the consumer has been met. Since Stage It acts as agent, revenue is recorded on a net basis only on the 20% portion, less direct expenses such as broadcast costs, merchant processing fees, bank services charges, license fees and the cost of production.			Stage It retains 20% of the revenue as an agent and the artist receives 80% of the revenue as the performer, however there are occasions when the profit split has different ratios. Revenue is recognized once a show is complete and the performance obligation to the consumer has been met. Since Stage It acts as agent, revenue is recorded on a net basis only on the 20% portion, less direct expenses such as broadcast costs, merchant processing fees, bank services charges, license fees and the cost of production.
Fair value of derivative liabilities			$ 2,670,162			$ 2,404,981	2,099,025
Depreciation expense			17,767			4,468
Property and equipment			60,303			62,912
Fair value of derivative liabilities			2,670,163			2,404,091
Stage It Corp [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense			200			200
Stage It Corp [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense			1,000			1,000
Stage It Corp [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment			$ 60,303			$ 62,912	$ 0
Three Convertible Notes [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive shares					11,313,852
Convertible Notes Payables [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive shares	20,333,526
Warrant [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive shares	149,489,159				15,800,319